Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions With Related Parties
Cash and cash equivalents	€ 8,183	€ 10,193
Other current financial assets	1,085	896
Trade and other receivables	16,901	16,551
Other current assets	3,662	5,637
Other non-current financial assets	3,215	2,301
Other non-current assets	4,011	3,393
Short-term debt	4,238	4,092
Current portion of long-term debt	4,582	2,921
Current portion of non-current lease liabilities	1,279	1,128
Trade and other payables	22,092	20,654
Other current liabilities	5,049	5,579
Long-term debt	21,570	21,716
Non-current lease liabilities	5,174	4,208
Other non-current liabilities	€ 4,449	€ 4,096
Cash and cash equivalents, Percentage		0.03%
Other current financial assets, Percentage	4.42%	2.12%
Trade and other receivables, Percentage	9.47%	8.24%
Other current assets, Percentage	1.47%	0.57%
Other non-current financial assets, Percentage	74.03%	79.97%
Other non-current assets, Percentage	3.54%	4.95%
Short-term debt, Percentage	3.21%	5.43%
Current portion of long-term debt, Percentage	0.46%	0.72%
Current portion of non-current lease liabilities, Percentage	11.88%	1.86%
Trade and other payables, Percentage	18.18%	20.55%
Other current liabilities, Percentage	0.67%	1.11%
Long-term debt, Percentage	0.37%	0.30%
Non-current lease liabilities, Percentage	0.60%	0.14%
Other non-current liabilities, Percentage	11.69%	12.48%
Sales from operations	€ 88,797	€ 93,717	€ 132,512
Other income and revenues	2,417	1,099	1,175
Purchases, services and other	(71,114)	(73,836)	(102,529)
Net (impairments) reversals of trade and other receivables	(168)	(249)	47
Payroll and related costs	(3,262)	(3,136)	(3,015)
Other operating income (expense)	(352)	478	(1,736)
Finance income	7,715	7,417	8,450
Finance expense	(8,980)	(8,113)	(9,333)
Derivative financial instruments	278	(61)	13
Other income (expense) from investments	€ 984	€ 1,108	€ 3,623
Sales from operations, Percentage	3.38%	4.61%	8.20%
Other income and revenues, Percentage	11.54%	14.19%	13.28%
Purchases, services and other, Percentage	24.47%	21.51%	14.95%
Net (impairments) reversals of trade and other receivables, Percentage	1.19%
Payroll and related costs, Percentage		0.26%	0.60%
Other operating income (expense), Percentage		3.56%
Financial income, Percentage	2.57%	2.09%	1.89%
Financial expense, Percentage	0.63%	0.35%	1.76%
Derivative financial instruments, Percentage			15.38%
Other income (expense) from investments, Percentage		40.16%	0.83%
Net cash provided by operating activities	€ 13,092	€ 15,119	€ 17,460
Net cash used in investing activities	(9,817)	(9,365)	(7,018)
Net cash used in financing activities	(5,380)	(5,668)	(8,542)
Change in cash and cash equivalents	83	(62)	16
Net increase (decrease) in cash and cash equivalents	€ (2,022)	€ 24	€ 1,916
Net cash provided from operating activities, Percentage			1.28%
Net cash used in investing activities, Percentage	31.99%	18.10%	0.46%
Net cash used in financing activities, Percentage	0.37%	2.86%	1.03%
Related parties
Transactions With Related Parties
Cash and cash equivalents		€ 3
Other current financial assets	€ 48	19
Trade and other receivables	1,601	1,363
Other current assets	54	32
Other non-current financial assets	2,380	1,840
Other non-current assets	142	168
Short-term debt	136	222
Current portion of long-term debt	21	21
Current portion of non-current lease liabilities	152	21
Trade and other payables	4,017	4,245
Other current liabilities	34	62
Long-term debt	79	65
Non-current lease liabilities	31	6
Other non-current liabilities	520	511
Sales from operations	2,997	4,322	€ 10,872
Other income and revenues	279	156	156
Purchases, services and other	(17,404)	(15,885)	(15,327)
Net (impairments) reversals of trade and other receivables	2	5	(2)
Payroll and related costs	3	(8)	(18)
Other operating income (expense)	201	17	3,306
Finance income	198	155	160
Finance expense	(57)	(28)	(164)
Derivative financial instruments		1	2
Other income (expense) from investments	(12)	445	30
Revenue and other income cash flow	3,276	4,478	11,028
Costs and other expenses cash flow	(15,056)	(13,539)	(13,749)
Other operating income (loss) cash flow	201	17	3,306
Net change in trade and other receivables and payables	(61)	1,916	(431)
Net interests cash flow	132	117	69
Net cash provided by operating activities	(11,508)	(7,011)	223
Capital expenditure in tangible and intangible assets	(2,347)	(2,349)	(1,596)
Disposal of investments		440	165
Net change in accounts payable and receivable in relation to investments	(292)	504	1,480
Change in financial receivables	(501)	(290)	(81)
Net cash used in investing activities	(3,140)	(1,695)	(32)
Change in financial and lease liabilities	(20)	(162)	(88)
Net cash used in financing activities	(20)	(162)	(88)
Change in cash and cash equivalents	(3)	(7)	8
Net increase (decrease) in cash and cash equivalents	€ (14,671)	€ (8,875)	€ 111